Annual Total Returns- Harding Loevner Global Equity Portfolio (Institutional Z) [BarChart] - Institutional Z - Harding Loevner Global Equity Portfolio - Institutional Class Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.17%)	17.29%	20.24%	5.59%	1.45%	5.99%	32.12%	(10.34%)	29.09%	29.87%